Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of List of Related Parties	Related Parties
Name of related parties	Relationship with the Company
Zhonghua Fu	Chief Executive Officer, Director and Legal representative of PRC Subsidiary

Schedule of Due From Related Party Transactions	Due from Related Parties
	As of March 31,
	2026	2025
Zhonghua Fu	$-	$2,604,637
Total	$-	$2,604,637